Income Taxes	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The Company is incorporated as an international business company with limited liability under International Business Companies Act, 1984 of the British Virgin Islands on March 29, 2004 and continued to, and registered in the Cayman Islands as an exempted company on April 24, 2006. The Company conducts business in several territories including China, Hong Kong, Taiwan, Macao and the United States. The Company is subject to taxation in each of these territories in which it conducts business. As a result, the Company’s worldwide income will be subject to the tax rates in which its income is generated and as such its effective tax rate may fluctuate based on the geographic distribution of its earned income or losses and the applicable tax laws in which those earnings or losses were generated.

Cayman Islands

The Company is not subject to income or capital gains tax.

United States

The Company’s subsidiary incorporated in the U.S. is subject to U.S. federal income taxes at graduated tax rates from 15% to 35% and the income allocated and apportioned to California is subject to California income tax at 8.8%.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subject to income tax rates at 16.5% on their assessable profits.

Macao

As an offshore trading company, the Company’s subsidiary in Macao is not subject to income tax.

Taiwan

The Company’s subsidiary incorporated in Taiwan is subject to income tax rates at 17% on their assessable profits.

PRC

The generally applicable corporate income tax rate in China (referred to herein as an enterprise income tax rate) is 25%. The Company’s principal PRC operating subsidiary enjoys certain preferential tax rates due to its qualification as a qualified integrated circuit design enterprise and a high and new technology enterprise, or HNTE. As a qualified integrated circuit design enterprise, the Company’s principal PRC operating subsidiary is entitled to a two-year enterprise income tax exemption followed by a three-year 50% enterprise income tax rate reduction commencing from the first profit-making year, which was 2010. As a result, the Company’s principal PRC operating subsidiary was exempt from PRC enterprise income tax in 2010 and 2011 and enjoys a preferential 12.5% enterprise income tax from 2012 through 2014. PRC preferential tax treatments are subject to review and may be adjusted or revoked at any time in the future.

Pursuant to the PRC Corporate Income Tax Law, net operating losses can be carried forward 5 years to offset future taxable income.

Income (loss) before income taxes consists of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
China operations	$319	$5,952	$2,241
Non-China operations	(8,808)	1,657	17,268

Income (loss) before income taxes	$(8,489)	$7,609	$19,509

Management’s intention is to indefinitely reinvest any undistributed earnings from its subsidiaries in China, Hong Kong, Taiwan, Macao and the United States. Accordingly, no provision for withholding taxes has been provided nor is it practical to determine the amount of this liability. Upon distribution of those earnings in the form of dividends or otherwise, the Company will be subject to potential withholding taxes in the above-mentioned jurisdictions.

The Company’s worldwide operating income is subject to varying rates and its consolidated effective tax rate is dependent upon the countries in which earnings or loss were realized and the tax laws in effect in each country. The Company is incorporated in the Cayman Islands with foreign subsidiaries in China, Hong Kong, Taiwan, Macao and the United States. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. The laws of the Cayman Islands also provide for the distribution of dividends without any related withholding tax imposed.

Income tax provision consists of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current:
China operations	$—	$178	$263
Non-China operations	76	3,119	888

	$76	$3,297	$1,151

Deferred:
China operations	$(22)	$(208)	$(159)
Non-China operations	—	(452)	236

	$(22)	$(660)	$77

Provision for income taxes	$54	$2,637	$1,228

Income tax provision differed from the amounts computed by applying the statutory income tax rate of 25% for the PRC subsidiaries to pre-tax income (loss) as a result of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Income tax at statutory rate	$(2,122)	$1,902	$4,877
Foreign tax rate differential	1,619	(670)	(4,144)
Tax holiday benefit	(374)	(1,746)	(161)
Change in valuation allowance	(63)	(447)	(75)
Provision for uncertain tax position	814	3,646	760
Others	180	(48)	(29)

Provision for income taxes	$54	$2,637	$1,228

The Company recorded an income tax provision of $1,709 (unaudited) and $980 (unaudited) for the nine months ended September 30, 2013 and 2012, respectively.

The following table sets out the reconciliation of statutory income tax rate and the Company’s effective tax rate:

	Year Ended December 31,
	2010	2011	2012
Income tax at statutory rate	25%	25%	25%
Foreign tax rate differential	(19.07%)	(8.80%)	(21.24%)
Tax holiday benefit	4.41%	(22.95%)	(0.83%)
Change in valuation allowance	0.74%	(5.87%)	(0.38%)
Provision for uncertain tax position	(9.59%)	47.91%	3.89%
Others	(2.12%)	(0.63%)	(0.15%)

Effective tax rate	(0.63%)	34.66%	6.29%

Foreign tax rate differential mainly reflected the impact of profit or loss of the Company on the consolidated effective tax rate. The Company, which is a Cayman Islands company, is not subject to income tax and accounted for a significant portion of the Company’s consolidated profit or loss for the years ended December 31, 2010, 2011, and 2012. The Company was generating losses from its inception through 2010 due to the significant research and development expenses related to new products. The Company achieved profit in 2011 as the sale of products ramped up, and its profit continued to increase in 2012. Due primarily to the increase in the profit of the Company in 2011 and 2012, the foreign tax rate differential was (8.8%) and (21.24%) for 2011 to 2012, respectively.

The Company adopted ASC 740-270 approach for interim period tax computation and reporting. The income tax expense was $980 (unaudited) and $1,709 (unaudited) for the nine months ended September 30, 2012 and 2013, respectively. The effective tax rate for the nine months ended September 30, 2013 was 9.2% (unaudited) and was 6.3% (unaudited) in the comparable period of 2012. The tax rate increase was mainly due to the increase in the total income before tax and the increase in income before tax in the jurisdictions with higher tax rates compared to the prior period as a result of the implementation of the new international structure.

Tax holiday benefit was related to the Company’s subsidiary in the PRC which enjoyed a zero tax rate for the years ended December 31, 2010 and 2011. This subsidiary started to pay income tax at the rate of 12.5% for the year ended December 31, 2012.

For the year ended December 31, 2011, provision of uncertain tax position primarily comprises of a provision made for the unrecognized tax benefit of the Company’s Hong Kong subsidiary which was related to the disallowance of certain cooperative research fee as discussed below.

The aggregated amount and per ordinary share effect of the tax holiday are as follows:

	Year Ended December 31,
	2010	2011	2012
The aggregated dollar effect (in thousands)	$374	$1,746	$161
Per ordinary share effect—basic	0.09	0.41	0.04
Per ordinary share effect—diluted	0.09	0.29	0.03

Temporary differences that gave rise to significant portions of the Company’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2010	2011	2012
	(in thousands)
Deferred tax assets:
Deferred revenue, accruals and reserves	$396	$681	$586
Depreciation and amortization	51	69	83
Net operating loss carryforwards	178	87	50

Total deferred tax assets	$625	$837	$719

Less: valuation allowance	(573)	(126)	(51)

Deferred tax assets, net	$52	$711	$668

Deferred tax liabilities:
Prepaid expense	$—	$—	$(34)

Deferred tax liabilities	$—	$—	$(34)

As of December 31, 2010, 2011 and 2012, the Company had deferred tax assets of $625, $837 and $719, respectively. The Company also had a valuation allowance of $573, $126, and $51 as of December 31, 2010, 2011 and 2012, respectively, attributable to management’s determination that it is more likely than not that most of the deferred tax assets will not be realized. Should it be determined that additional amounts of the net deferred tax asset will not be realized in the future, an adjustment to increase the deferred tax asset valuation allowance will be charged to income in the period such determination is made. Likewise, in the event the Company were to determine that it is more likely than not that it would be able to realize its deferred tax assets in the future in excess of its net recorded amount, an adjustment to the valuation allowance for the deferred tax asset would increase income in the period such determination was made.

The following table summarizes the Company’s unrecognized tax benefit:

	As of December 31,
	2010	2011	2012
	(in thousands)
Beginning balance	$1,411	$2,215	$5,851
Increases related to prior year tax positions	—	—	—
Increases related to current year tax positions	804	3,636	757

Ending balance	$2,215	$5,851	$6,608

Interest and penalties of $10, $11, and $3 associated with unrecognized tax benefit were accrued for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2010, 2011 and 2012, the total amount of unrecognized tax benefit was $2,215, $5,851, and $6,608, respectively. During the nine months ended September 30, 2013, the gross amount of the Company’s unrecognized tax benefits did not have a significant increase or decrease because there has been no change in tax positions taken during the current period. The unrecognized tax benefits of $6.9 million (unaudited) as of September 30, 2013, if recognized, would affect the Company’s effective tax rate. As of September 30, 2013, the Company does not expect any significant increases or decreases to its unrecognized tax benefits within the next 12 months.

The major unrecognized tax benefit for 2011 was related to the potential disallowance of cooperative research fee of $17,140 recorded in the Company’s Hong Kong subsidiary’s books. The cooperative research fee was charged by the Company for the expense incurred for the reimbursement of the research and development services performed by its China subsidiaries.

According to the Hong Kong tax regulations, capital expenditure is generally non-deductible unless otherwise specified. Certain R&D expenditure is deductible provided that certain criteria are satisfied. Based on the current view of the Hong Kong tax authority, it may challenge that the cooperative research fee is capital in nature, and that it also does not satisfy the specific criteria set out in the tax regulations. Although management does not agree with the tax authority’s view, it believes that it is more likely than not that the Hong Kong tax authority will disallow such expense upon tax audit.

For the nine months ended September 30, 2013, the Company incurred additional R&D expenditure as discussed above and recorded the unrecognized tax benefit accordingly.